COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

  Future minimum lease payments under these non-cancellable operating lease agreements as of December 31, 2013 are as follows (in RMB thousands):

For the year ending December 31,
2014	97,926
2015	63,641
2016	30,544
2017	19,805
2018	12,274
2019	2,350

Total	226,540

Minimum Service Fees
Minimum Service Fees
Schedule of future minimum service fees	The minimum service fees for future years are as follows (in RMB thousands):

2014	605
2015	605
2016	605
2017	605
2018	605
Thereafter	3,784

Total	6,809